RELATED PARTY TRANSACTIONS (Details) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended			6 Months Ended	12 Months Ended			0 Months Ended							12 Months Ended
	Dec. 20, 2012	Aug. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 05, 2012	Dec. 31, 2012 Previously reported	Mar. 25, 2013 AEAC	Mar. 22, 2013 AEAC	Aug. 17, 2012 AEAC	Jun. 30, 2011 AEAC	Dec. 31, 2012 AEAC	Dec. 31, 2011 AEAC	Dec. 31, 2012 AEAC Previously reported	Dec. 05, 2012 CEO Nathaniel Bradley	Dec. 12, 2012 CEO Nathaniel Bradley Promissory Notes Payable Related Party	Nov. 27, 2012 CEO Nathaniel Bradley Promissory Notes Payable Related Party	Aug. 31, 2012 CEO Nathaniel Bradley Promissory Notes Payable Related Party	Dec. 31, 2011 CEO Nathaniel Bradley Promissory Notes Payable Related Party	Dec. 16, 2011 CEO Nathaniel Bradley Promissory Notes Payable Related Party	Aug. 30, 2011 CEO Nathaniel Bradley Promissory Notes Payable Related Party iItem	Dec. 31, 2011 CEO Nathaniel Bradley Modified Promissory Notes Payable Related Party	Aug. 30, 2011 CEO Nathaniel Bradley Modified Promissory Notes Payable Related Party iItem
Related Party Transaction
Face amount of debt																			$ 10,000	$ 2,500	$ 50,000	$ 1,084,224	$ 3,500			$ 1,084,224
Interest rate (as a percent)																			8.00%	8.00%	8.00%	15.00%				7.00%
Number of promissory notes																								9		1
Conversion price to common stock									$ 0.25									$ 0.25	$ 0.25	$ 0.25	$ 0.25					$ 0.25
Carrying amount of notes payable																								1,364,274		1,242,340
Related party gain on troubled debt restructuring		121,934						121,934																	121,934
Repayment of related party loans and interest							2,500																		0
Term of loan																			2 years	2 years	2 years
Percentage of debt converted to common stock																		100.00%
Issuance of stock related to conversion of debt							1,296,715											1,296,715
Accrued Interest converted to shares																		875
Issuance of stock related to conversion of debt, shares	5,186,860										5,871,752	5,871,752
Accrued Interest forgiven in share conversion																		84,581
Related party loans - long term			0		0		10,000	1,245,840
Ownership acquired													80.00%	80.00%
Debt assumed from CMG, accounted for as a receivable from AEAC												1,400,200	425,000
Net advances received							251,600								251,600
Due from related party										173,400						0	173,400
Capital contribution for services							20,000								20,000
Related party payable			91,250		91,250		829,418	398,270
Related party receivables			88,125		88,125		16,125	13,125
Revenue from related party			37,125	750	57,375	2,250	3,000	12,500
Revenue from related party			$ 39,325